Risk Management Activities - Hedged items on the statement of financial position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Accumulated other comprehensive income	$ 302	$ 454
Reserve of exchange differences on translation
Disclosure of detailed information about hedging instruments [line items]
Accumulated other comprehensive income	(21)	(21)	$ 17
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	(33)	47
Reserve of cash flow hedges	417	527
Interest Expense On Long-Term Debt | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	7	0
Reserve of cash flow hedges	19	0
Foreign-denominated debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	$ 11	$ 21